Income Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Summary of Reconciliation of Statutory IncomeTax Rate
The following table reconciles the United States statutory income tax rate
to the Company’s effective income
tax
rate:

	Year ended December 31,
	2022	2021	2020
United States statutory rate	21.0%	21.0%	21.0%
State tax, net of federal benefit	1.0%	1.0%	4.2%
Stock-based compensation	(1.7%)	(0.7%)	(0.5%)
Officer compensation	(1.4%)	1.5%	(1.0%)
Deferred rate change	—%	—%	—%
R&D credit	2.2%	1.4%	0.8%
PPP Loan	—%	1.1%	—%
Unrealized (gain) loss on mark-to-market of common stock warrants	6.4%	—%	—%
Other	—%	0.1%	(0.1)%
Change in valuation allowance	(27.5%)	(25.4%)	(24.4%)

Effective income tax rate	—%	—%	—%

Schedule of Deferred Tax Assets And Liabilities
Deferred assets and liabilities consist of the following:

	December 31,
In Thousands	2022	2021	2020
Net operating losses	$40,914	$38,671	$33,392
Stock-based compensation	2,950	2,724	2,531
Financing lease obligations	—	3,820	4,574
Operating lease ROU liabilities	2,921	—
Tax credit carry forwards	3,685	3,210	2,577
Capitalized R&D	2,183	—
Compensation	14	514	339
Derivative liability	—	—	703
Other	124	143	391

Gross deferred tax assets	52,791	49,082	44,507
Less valuation allowance	(49,843)	(45,369)	(39,898)

Net deferred tax assets	2,948	3,713	4,609
Fixed assets	(89)	(3,667)	(4,609)
Operating lease ROU assets	(2,859)	—
Other	—	(46)	—

Gross deferred tax liabilities	(2,948)	(3,713)	(4,609)
Net deferred tax asset or liability	$—	$—	$—